Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenue	$ 2,958,248		$ 2,925,151		$ 2,888,607
Airborne Systems
Revenue from External Customer [Line Items]
Revenue	1,197,942		1,133,101		1,054,468
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue	274,896		309,287		374,487
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue	1,118,487		1,071,370		1,017,638
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue	265,143		313,904		324,135
Others
Revenue from External Customer [Line Items]
Revenue	$ 101,780	[1]	$ 97,489	[1]	$ 117,879	[1]

[1]	Mainly non-defense engineering and production services.